United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/14

Date of Reporting Period: 03/31/14

Item 1. Reports to Stockholders

Annual Shareholder Report
March 31, 2014
Federated Project and Trade Finance Core Fund

A Portfolio of Federated Core Trust III

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Project and Trade Finance Core Fund (the “Fund”),1 based on net asset value, for the 12-month reporting period ended March 31, 2014, was 3.47% compared to a return of 0.18% for the One-Month London InterBank Offered Rate (LIBOR).2 The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LIBOR.
During the reporting period, the most significant factors affecting the Fund's performance relative to the LIBOR were: (1) the selection of individual securities within each sector and sector diversification; (2) the relative high spreads that continue to persist in the market; and (3) the negative price movement in two specific positions.
Market Overview
One of the sources of high risk adjusted returns from trade finance was the supply/demand imbalance between borrowers and lenders. In March of 2013, the Asian Development Bank (ADB) released a report on the gap in trade finance between the demands of borrowers and the supply of capital from commercial banks. The ADB conducted a global survey of major trade finance banks and found that there was unmet demand for $1.6 trillion for lending and trade support. 81% of the responding banks cited Basel regulatory requirements as either significant or very significant in their decisions not to lend. During the reporting period, this lack of supply of trade financing available to market participants was the key market driver and led to the high risk adjusted returns and comprehensive security structures found in the asset class.
SECURITY SELECTION AND SECTOR DIVERSIFICATION
The Fund was invested in a portfolio of trade finance-related assets that was widely diversified over sectors and geographic regions. Regionally, the portfolio as of March 31, 2014, was invested 27.5% in Asia, 25.8% in Eastern Europe, 19.2% in Middle East/Africa, 15.7% in Latin America, 1.6% in Western Europe and held a 10.2% cash position. The countries represented in those regions include: Armenia, Angola, Argentina, Australia, Azerbaijan, Bangladesh, Brazil, Botswana, Chile, Colombia, Ecuador, Egypt, Gabon, Ghana, Guinea-Bissau, Indonesia, India, Jamaica, Kazakhstan, Macedonia, Mongolia, Mauritania, Mexico, Nigeria, Philippines, Romania, Russia, Saudi Arabia, Singapore, Sierra Leone, South Korea, Turkey, Tanzania, Ukraine and the United Kingdom. The sector diversification of the Fund at the end of the reporting period was as follows: 1.3% Automotive, 17.9% Basic Industry, 3.4% Capital Goods, 2.0% Consumer Cyclical, 8.6% Consumer Non-Cyclical, 31.5% Energy, 12.8% Finance, 0.9% Government, 3.1% Services, 5.1% Telecommunications, 3.2% Utilities and 10.2% cash. The Fund's broad diversification on both a regional and sector basis made a positive contribution to Fund performance on an absolute basis and relative to the LIBOR.
MARKET SPREADS
The beginning of the reporting period continued to see the supply of credit to the trade finance market constrained as banks continued to rebuild capital ratios against an uncertain and burdensome regulatory background–specifically, the uncertainty surrounding Basel II and, potentially, Basel III, caused a significant shortfall of the supply of bank risk capital to trade finance relative to the demand. Even if Basel III provisions are never implemented or amended, existing Basel II provisions meant that major global banks were not growing capital bases as fast as the demand for trade finance. In this regulatory environment, spreads remained wide, which contributed positively to Fund performance relative to the LIBOR. At the end of the reporting period, the invested portion of the Fund had a weighted average spread to the LIBOR of 388 basis points. Demand for trade finance remained high, sustained by the continued growth in world trade.
NEGATIVE PRICE MOVEMENT
During the last quarter of the reporting period, the factor that had the most negative effect on the performance of the Fund for the reporting period were two specific positions that had significant negative price movement. One position was priced at the beginning of the reporting period at 80.05 and was sold during the reporting period at 54 causing a negative 24 basis points (“bps”) effect on performance. The second position was priced at 99.55 at the beginning of the reporting period and 80 at the end of the reporting period. This caused a negative 18 bps effect on Fund performance.
1	Federated Project and Trade Finance Core Fund is NOT a mutual fund. The Fund operates as an open-end extended payment fund. Shareholders of the Fund will have a restricted ability to redeem shares of the Fund (“Shares”). When a redeeming shareholder presents Shares to the transfer agent in proper order for redemption, the Fund has up to thirty-one (31) days to make payment to the redeeming shareholder. The price of the redeemed Shares will be determined as of the closing net asset value (NAV) of the Fund twenty-four (24) days after receipt of a shareholder redemption request or if such date is a weekend or holiday, on the preceding business day (the “Redemption Pricing Date”). Under normal circumstances, the Fund will make payment to the redeeming shareholder one business day after the Redemption Pricing Date (the “Redemption Payment Date”). However, the Fund reserves the right to make payment up to seven (7) days after the Redemption Pricing Date, provided such date does not exceed thirty-one (31) days after the Shares have been presented for redemption in proper order. Shareholders that redeem Shares will incur the risk that the value of their Shares presented for redemption will be worth less on the Redemption Pricing Date than on the date they submitted their redemption request.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LIBOR.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Project and Trade Finance Core Fund from August 26, 2009 (start of performance) to March 31, 2014, compared to the One-Month London Interbank Offered Rate (LIBOR).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2014
Average Annual Total Returns for the Period Ended 3/31/2014
	1 Year	Start of Performance*
Fund	3.47%	3.98%
LIBOR	0.18%	0.24%
*	The Fund's start of performance date was August 26, 2009.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, current shareholders may call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
1	The Fund's performance assumes the reinvestment of all dividends and distributions.
2	The London Interbank Offered Rate (LIBOR) is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market).
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At March 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	80.9%
Corporate Debt Securities	5.8%
Foreign Government Securities	1.5%
Asset-Backed Securities	1.1%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	8.6%
Other Assets and Liabilities—Net[5]	2.1%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum and Part B: Information Required in a Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
March 31, 2014
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		ASSET-BACKED SECURITIES—1.1%
		Finance—1.1%
$4,500,000		Sealane 2011-1X, Class A, 14.2338%, 2/12/2016	$4,675,500
529,412		Yapi DPR Finance Co. 2010-1, Class A, 0.8686%, 11/21/2014	516,971
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,031,883)	5,192,471
		CORPORATE BONDS—5.8%
		Banking—0.8%
3,740,000		ING Bank N.V., Series EMTN, 3.1295%, 6/13/2014	3,736,260
		Finance—1.4%
6,204,133		Oz Wing Cayman II Ltd., Series EMTN, 3.1537%, 2/27/2017	6,250,664
		Oil & Gas—2.4%
5,000,000		Petrobras Global Finance BV, Floating Rate Note—Sr. Note, 1.8545%, 5/20/2016	4,956,250
6,130,800		QGOG Atlantic & Alaskan Rigs Ltd., Series REGS, 5.25%, 7/30/2018	6,363,771
		TOTAL	11,320,021
		Telecommunications & Cellular—1.2%
5,700,000		America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.2343%, 9/12/2016	5,767,009
		TOTAL CORPORATE BONDS (IDENTIFIED COST $27,135,930)	27,073,954
		TRADE FINANCE AGREEMENTS—80.9%
		Automotive—1.3%
3,474,010		Volvo Chile, 2.50%, 4/19/2016	3,321,154
2,814,961		Volvo Do Brazil, 2.4087%, 12/7/2015	2,758,380
		TOTAL	6,079,534
		Basic Industry - Cement—0.5%
2,500,000		Jambyl Cement, 1.155%, 7/15/2015	2,476,250
		Basic Industry - Fertilizers/Chemicals—1.2%
500,000		Amaggi, 2.6538%, 8/29/2014	499,750
5,000,000		Eurochem II, 2.0344%, 8/22/2018	4,942,500
		TOTAL	5,442,250
		Basic Industry - Metals/Mining Excluding Steel—12.5%
5,750,000		African Mineral Tonkolili, 5.652%, 4/5/2016	5,675,250
2,049,309		African Minerals, 5.8289%, 10/13/2016	2,032,915
3,691,017		Discovery Copper, 4.0822%, 3/31/2015	2,952,813
7,884,395		EMP II, 6.1543%, 12/23/2018	7,884,395
4,835,216		Erdenet, 7.1181%, 9/6/2014	3,631,247
4,500,000	[1]	Fortescue Metals Group Ltd., 4.50%, 8/28/2015	4,504,500
4,468,085		Kazzinc, 2.0306%, 12/31/2015	4,454,681
4,500,000		Mechel Kuzbass III, 5.2357%, 12/8/2016	3,764,250
4,500,000		Mechel Yakutugol III, 5.2357%, 12/8/2016	3,764,250
4,440,997		Noble Group Ltd., 3.6562%, 1/17/2018	4,432,115
3,000,000		Russian Copper, 4.1565%, 12/4/2018	2,991,000
3,128,571	[1]	Solway, 6.155%, 5/30/2016	3,130,135
1,600,000		Tenex, 2.4836%, 3/28/2016	1,568,801
7,500,000		Vedanta 2018, 2.9055%, 8/31/2018	7,477,500
		TOTAL	58,263,852
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Basic Industry - Steel Producers/Products—2.8%
$1,607,143		Ferrexpo PLC, 2.4056%, 8/31/2018	$1,608,750
5,892,857	[1]	Ferrexpo PLC, Series 144A, 2.25%, 8/31/2018	5,884,018
2,333,333		Metinvest15, 4.9038%, 5/25/2015	2,287,833
169,296		Stemcor, TFBB EUR, 2.25%, 12/31/2015	233,231
175,122		Stemcor, TFBB GBP, 2.25%, 12/31/2015	291,954
649,163		Stemcor, TFBB USD, 2.25%, 12/31/2015	649,163
2,285,283		Stemcor, S Uplift, 2.9806%, 12/31/2015	1,485,434
331,159		Stemcor, S Senior, 2.9806%, 12/31/2015	331,159
		TOTAL	12,771,542
		Building & Development—1.1%
5,000,000		Cemex SA, 4.6562%, 2/28/2017	4,925,000
		Capital Goods—1.9%
6,000,000		Biman, 5.50%, 2/4/2019	6,018,000
1,194,004		Braskem SA, 2.45315%, 6/24/2014	1,186,243
1,800,000		TAAG II, Floating Rate Note, 5.9836%, 6/27/2016	1,802,700
		TOTAL	9,006,943
		Consumer Non-Cyclical—7.2%
2,761,832	[2,3,4]	Arrocera Covadonga SA de CV, 3.50%, 12/31/2014	0
5,000,000		Bahia Cellulose, 4.1059%, 2/14/2018	5,025,000
5,046,316	[2]	Banacol, 8.1562%, 6/15/2015	4,794,000
628,162	[4]	Bossa, 0.000%, 8/16/2014	619,053
1,356,178	[4]	Bossa, 0.00%, 9/17/2014	1,333,530
2,582,201		ETG, 3.156%, 3/31/2015	2,577,037
2,058,824		GVO, 5.1556%, 11/2/2015	1,964,118
2,285,714		JBS S.A., 5.655%, 11/9/2015	2,281,143
7,355,840		PT Delta Merlin, 5.25%, 10/30/2016	7,282,281
5,000,000		Tiryaki Agro, 4.321%, 4/15/2019	4,735,000
47,350		Ukrland Farming, 8.652%, 6/29/2014	46,900
2,700,000		Vicentin, 7.3514%, 11/18/2015	2,674,350
		TOTAL	33,332,412
		Consumer Non-Cyclical - Tobacco—0.0%
181,753		Premium TOB III, 5.25%, 5/9/2014	180,390
		Consumer Non-Cyclical/Food-Wholesale—6.1%
2,250,000		Belagricola, 5.2334%, 6/28/2016	2,230,875
5,714,286		COCOBOD, 0.852%, 8/31/2014	5,697,143
5,210,526		CPC International, Inc., 2.75%, 12/1/2016	5,184,473
2,000,000		Kernel Holding SA, 5.7357%, 3/3/2016	2,007,000
5,000,000		Louis Dreyfus II, 2.80%, 10/4/2016	4,980,000
5,000,000		Nidera Sementes, 3.83445%, 6/30/2016	4,990,000
3,214,286	[1]	REI Agro Ltd., 6.2366%, 10/31/2014	3,203,036
		TOTAL	28,292,527
		Energy—13.8%
8,244,087		Adani Power Ltd., 3.5306%, 6/30/2018	7,749,442
7,500,000		BB Energy, 2.75%, 6/16/2014	7,436,250
6,000,000		Bangladesh Petro, 2.829%, 7/15/2014	5,994,000
2,604,167		Canbaikal Resources, 5.6525%, 4/10/2016	2,602,864
251,644		Egpc Pel V Tr A, 3.4806%, 3/31/2015	244,472
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Energy—continued
$3,207,941		Gunvor Group, 3.652%, 11/30/2016	$3,159,822
4,000,000		Kosmos Energy, 5.7351%, 3/15/2018	3,986,000
8,000,000		Pardaliservices S.A., 4.6585%, 7/26/2018	8,036,000
4,000,000		Puma Energy, 2.65%, 5/31/2016	3,976,000
9,000,000		Rompetrol, 3.7857%, 2/28/2017	8,968,500
270,833	[2]	SV Oil & Natural Gas Ltd., 4.1565%, 12/31/2014	268,802
639,098		Sonangol 2014, 1.152%, 7/31/2014	632,068
6,106,864		Sonangol III, 3.6555%, 7/31/2017	6,006,101
5,000,000		Suek 2017, 3.855%, 11/30/2017	4,977,500
		TOTAL	64,037,821
		Energy - Refining—1.0%
4,571,429		Petron Corp., 2.552%, 9/30/2016	4,521,143
		Energy/Exploration and Production—14.7%
5,000,000		Gazpromneft II, 1.8305%, 9/1/2016	4,930,000
9,000,000		Kazmunaigas, 2.2562%, 7/15/2016	8,955,000
784,269		Mauriel Promme, 2.2351%, 12/23/2018	719,175
8,000,000		Navigat Energy II, 5.50%, 12/2/2018	7,928,000
6,733,325		Neconde, 0.236%, 6/30/2018	6,672,725
7,416,113		Nigerian Petro, 3.98445%, 6/15/2019	7,349,368
7,000,000		PT CKP, 4.404%, 1/2/2017	6,954,500
3,523,077		Ptmitraperk, 6.1555%, 11/30/2015	3,484,323
5,000,000		Rosneft Oil III, 2.6354%, 4/24/2017	4,952,500
4,230,769		Rosneft Oil IV, 2.0849%, 12/30/2016	4,137,692
4,285,714		TNK-BP Finance SA, 1.5621%, 8/23/2015	4,210,714
4,064,654		Tatneft, 3.57925%, 6/28/2015	4,101,236
4,000,000		Ypf S.A., 6.00%, 4/3/2014	3,994,000
		TOTAL	68,389,233
		Finance—3.7%
5,000,000		International Bank of Azerbaijan, 3.5828%, 1/16/2015	4,972,500
3,000,000		International Bank of Azerbaijan, 5.414%, 12/6/2014	3,000,000
9,000,000		LFC TGB, 1.7371%, 4/22/2014	8,977,500
		TOTAL	16,950,000
		Finance/Banks/Brokers—5.9%
5,000,000		Africa Fin Corp., 3.1553%, 12/1/2015	5,002,500
3,000,000		Ardshininvest, 4.60%, 3/11/2015	3,003,000
5,000,000		Turkey Garanti Bank, 0.197%, 5/3/2016	5,030,000
4,615,385		Veb, 3.25%, 1/31/2020	4,626,923
5,000,000		Yapi ve Kredi Bankasi A.S., 0.8339%, 5/6/2014	4,920,000
5,000,000		Zenith Bank Ltd., 3.771%, 12/5/2016	4,970,000
		TOTAL	27,552,423
		Services/Railroads—1.9%
6,440,000		Azeri RR, 5.311%, 1/25/2018	6,336,960
2,508,475		Eastcomtrans, Floating Rate Note, 6.1544%, 4/1/2016	2,480,881
		TOTAL	8,817,841
		Telecommunications & Cellular—3.8%
1,143,000		Digicel Ltd., 3.7306%, 3/31/2015	1,143,000
1,659,864		MCS Holdings LLC, 6.1543%, 11/23/2015	1,640,776
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Telecommunications & Cellular—continued
$2,697,279		MCS Holdings LLC, 7.6543%, 11/24/2017	$2,660,866
5,000,000		MNC Sky Vision, 4.4841%, 12/11/2016	4,920,000
7,312,500		Solusi Tunas PRA, 4.24585%, 3/22/2018	7,257,656
		TOTAL	17,622,298
		Utility/Electricity Generation—1.5%
7,000,000	[1]	MOF Angola, 5.7346%, 2/16/2018	6,909,000
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $382,868,328)	375,570,459
		FOREIGN GOVERNMENTS/AGENCIES—1.5%
		Banking—0.6%
2,500,000		African Export-Import Bank, 8.75%, 11/13/2014	2,606,250
		Sovereign—0.9%
4,000,000		Tanzania, United Republic of, 6.332%, 3/9/2020	4,235,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $6,700,182)	6,841,250
		INVESTMENT COMPANY—8.6%
39,801,328	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	39,801,328
		TOTAL INVESTMENTS—97.9% (IDENTIFIED COST $461,537,651)[7]	454,479,462
		OTHER ASSETS AND LIABILITIES - NET—2.1%[8]	9,960,288
		TOTAL NET ASSETS—100%	$464,439,750
At March 31, 2014, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
4/25/2014	152,906 EUR	$ 212,912	$2,272
4/25/2014	16,392 EUR	$ 22,662	$80
4/25/2014	175,122 GBP	$ 291,416	$(487)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$1,865
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2014, these restricted securities amounted to $23,630,689, which represented 5.1% of total net assets.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees (the “Trustees”).
4	Non-income-producing security.
5	Affiliated holding.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $461,564,067.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$—	$5,192,471	$5,192,471
Corporate Bonds	—	20,823,290	6,250,664	27,073,954
Trade Finance Agreements	—	—	375,570,459	375,570,459
Foreign Governments/Agencies	—	6,841,250	—	6,841,250
Investment Company	39,801,328	—	—	39,801,328
TOTAL SECURITIES	$39,801,328	$27,664,540	$387,013,594	$454,479,462
OTHER FINANCIAL INSTRUMENTS*	$—	$1,865	$—	$1,865
*	Other financial instruments include foreign exchange contracts.
The Fund uses a pricing service to provide price evaluation for Level 3 asset-backed securities and trade finance agreements. The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Securities	Investments in Corporate Bonds	Investments in Trade Finance Agreements
Balance as of April 1, 2013	$5,858,956	$—	$232,723,408
Accrued Discount/premiums	16,498	(11,736)	1,235,515
Realized gain (loss)	21,098	(12,276)	(953,723)
Change in unrealized appreciation	1,801	(20,303)	(3,635,752)
Purchases	—	7,358,545	343,549,727
(Sales)	(705,882)	(1,063,566)	(197,348,716)
Balance as of March 31, 2014	$5,192,471	$6,250,664	$375,570,459
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at March 31, 2014.	$5,947	$(20,303)	$(4,789,831)
The following acronyms are used throughout this portfolio:
EUR	— Euro
GBP	— Great Britain Pound
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,				Period Ended 3/31/2010[1]
	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.77	$9.77	$9.95	$9.93	$10.00
Income From Investment Operations:
Net investment income	0.43	0.49[2]	0.53	0.45	0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.10)	0.01	(0.16)	0.04	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.50	0.37	0.49	0.08
Less Distributions:
Distributions from net investment income	(0.43)	(0.46)	(0.51)	(0.45)	(0.15)
Distributions from net realized gain on investments and foreign currency transactions	(0.02)	(0.04)	(0.04)	(0.02)	(0.00)[3]
TOTAL DISTRIBUTIONS	(0.45)	(0.50)	(0.55)	(0.47)	(0.15)
Net Asset Value, End of Period	$9.65	$9.77	$9.77	$9.95	$9.93
Total Return[4]	3.47%	5.30%	3.76%	5.05%	0.76%
Ratios to Average Net Assets:
Net expenses	0.08%	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5,6]
Net investment income	4.33%	5.02%	5.35%	4.58%	2.13%[6]
Expense waiver/reimbursement[7]	0.16%	0.35%	0.35%	0.45%	0.83%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$464,440	$268,138	$224,842	$143,710	$97,645
Portfolio turnover	65%	62%	38%	72%	21%
1	Reflects operations for the period from August 26, 2009 (date of initial investment) to March 31, 2010.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2014
Assets:
Total investment in securities, at value including $39,801,328 of investment in an affiliated holding (Note 5) (identified cost $461,537,651)		$454,479,462
Cash		7,071,757
Income receivable		419,993
Receivable for investments sold		5,888,740
Unrealized appreciation on foreign exchange contracts		2,352
Bank loan receivable		1,824,685
TOTAL ASSETS		469,686,989
Liabilities:
Payable for investments purchased	$4,840,798
Unrealized depreciation on foreign exchange contracts	487
Income distribution payable	251,764
Payable to adviser (Note 5)	5,658
Drawdown fees	25,013
Accrued expenses (Note 5)	123,519
TOTAL LIABILITIES		5,247,239
Net assets for 48,153,106 shares outstanding		$464,439,750
Net Assets Consist of:
Paid-in capital		$473,653,831
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(7,056,324)
Accumulated net realized loss on investments and foreign currency transactions		(2,028,831)
Distributions in excess of net investment income		(128,926)
TOTAL NET ASSETS		$464,439,750
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($464,439,750 ÷ 48,153,106 shares outstanding), no par value, unlimited shares authorized		$9.65
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended March 31, 2014
Investment Income:
Interest			$16,913,552
Dividends received from an affiliated holding (Note 5)			20,083
TOTAL INCOME			16,933,635
Expenses:
Investment adviser fee (Note 5)		$383,140
Custodian fees		29,967
Transfer agent fee		31,561
Directors'/Trustees' fees (Note 5)		6,303
Auditing fees		96,000
Legal fees		84,530
Portfolio accounting fees		284,307
Printing and postage		10,530
Insurance premiums (Note 5)		4,856
Miscellaneous (Note 5)		5,685
TOTAL EXPENSES		936,879
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(383,140)
Reimbursement of other operating expenses	(228,604)
TOTAL WAIVER AND REIMBURSEMENTS		(611,744)
Net expenses			325,135
Net investment income			16,608,500
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(752,192)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(3,580,437)
Net realized and unrealized loss on investments and foreign currency transactions			(4,332,629)
Change in net assets resulting from operations			$12,275,871
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended March 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,608,500	$11,732,099
Net realized gain (loss) on investments and foreign currency transactions	(752,192)	100,301
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(3,580,437)	148,793
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,275,871	11,981,193
Distributions to Shareholders:
Distributions from net investment income	(16,921,592)	(11,060,212)
Distributions from net realized gain on investments and foreign currency transactions	(852,122)	(996,528)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,773,714)	(12,056,740)
Share Transactions:
Proceeds from sale of shares	202,434,423	39,980,000
Net asset value of shares issued to shareholders in payment of distributions declared	15,232,895	10,963,724
Cost of shares redeemed	(15,868,198)	(7,571,889)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	201,799,120	43,371,835
Change in net assets	196,301,277	43,296,288
Net Assets:
Beginning of period	268,138,473	224,842,185
End of period (including undistributed (distributions in excess of) net investment income of $(128,926) and $40,404, respectively)	$464,439,750	$268,138,473
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Cash Flows
Year Ended March 31, 2014
Operating Activities:
Change in net assets resulting from operations	$12,275,871
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Used in Operating Activities:
Purchase of investment securities	(443,995,900)
Proceeds from disposition of investment securities	266,284,821
Purchase of short-term investments, net	(17,790,678)
Increase in income receivable	(873,058)
Decrease in receivable for investments sold	729,443
Increase in unrealized appreciation of foreign exchange contracts	(2,352)
Increase in payable for investments purchased	723,216
Increase in drawdown fees	25,013
Increase in unrealized depreciation of foreign exchange contracts	487
Increase in accrued expenses	12,463
Net realized loss on investments and foreign currency transactions	752,192
Change in unrealized depreciation of investments	3,582,302
NET CASH USED IN OPERATING ACTIVITIES	(178,276,180)
Financing Activities:
Proceeds from shares sold	202,534,423
Payments of shares redeemed	(18,368,198)
Distributions paid in cash	(2,391,209)
NET CASH PROVIDED BY FINANCING ACTIVITIES	181,775,016
Net increase in cash	3,498,836
Cash at beginning period	3,572,921
Cash at end of period	$7,071,757
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $15,232,895.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
March 31, 2014
1. ORGANIZATION
Federated Project and Trade Finance Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust III (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Fund operates as an open-end extended payment fund. The Fund's investment objective is to provide total return. Currently, the Fund is only available for purchase by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1993 Act and “qualified purchasers” as defined in Section 2(a)(51) of the Act. The Fund is not a mutual fund, and its shares are offered pursuant to an exemption from registration under the Securities Act of 1933, as amended.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities, including trade finance agreements acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions.
Annual Shareholder Report

Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for trade finance agreements, other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $181. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Ferrexpo PLC, Series 144A, 2.25%, 8/31/2018	8/6/2013 – 9/30/2013	$5,894,560	$5,884,018
Fortescue Metals Group Ltd., 4.50%, 8/28/2015	8/22/2013	$4,500,000	$4,504,500
MOF Angola, 5.7346%, 2/16/2018	6/20/2012 – 1/23/2014	$6,928,847	$6,909,000
REI Agro Ltd., 6.2366%, 10/31/2014	10/31/2012	$3,177,476	$3,203,036
Solway, 6.155%, 5/30/2016	11/7/2012	$3,089,705	$3,130,135
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$2,352	Unrealized depreciation on foreign exchange contracts	$487
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$39

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$1,865
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
Shareholders of the Fund will have a restricted ability to redeem shares of the Fund. When a redeeming shareholder presents shares to the transfer agent in proper order for redemption, the Fund has up to 31 days to make payment to the redeeming shareholder.
Annual Shareholder Report

The following table summarizes share activity:
Year Ended March 31	2014	2013
Shares sold	20,770,266	4,085,296
Shares issued to shareholders in payment of distributions declared	1,566,394	1,120,234
Shares redeemed	(1,625,966)	(774,900)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	20,710,694	4,430,630
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for defaulted securities and foreign currency reclasses.
For the year ended March 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$143,762	$(143,762)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2014 and 2013, was as follows:
	2014	2013
Ordinary income[1]	$17,478,854	$11,582,270
Long-term capital gains	$294,860	$474,470
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of ordinary income	$(128,845)
Net unrealized depreciation	$(7,084,605)
Capital loss deferrals	$(2,000,631)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to defaulted securities.
At March 31, 2014, the cost of investments for federal tax purposes was $461,564,067. The net unrealized depreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $7,084,605. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,092,554 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,177,159.
Under current tax rules, capital losses realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of March 31, 2014, for federal income tax purposes, post October losses of $2,000,631 were deferred to April 1, 2014.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. As of October 1, 2013, the Adviser and its affiliates reduced their voluntary waivers and/or reimbursements such that the Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates) in an amount up to 0.15% of the Fund's average daily net assets. The Adviser and its affiliates can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended March 31, 2014, the Adviser voluntarily waived $352,757 of its fee and voluntarily reimbursed $228,604 of other operating expenses.
Effective November 18, 2013, certain of the Fund's assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended March 31, 2014, the Sub-Adviser earned a fee of $626,190. Prior to October 1, 2013, GML Capital LLP was the sub-adviser to the Fund. For the year ended March 31, 2014, GML Capital LLP earned a fee of $307,211.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2014, the Adviser reimbursed $30,383. Transactions involving the affiliated holding during the year ended March 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2013	22,011,085
Purchases/Additions	420,024,289
Sales/Reductions	(402,234,046)
Balance of Shares Held 3/31/2014	39,801,328
Value	$39,801,328
Dividend Income	$20,083
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2014, were as follows:
Purchases	$357,932,673
Sales	$205,751,368
7. CONCENTRATION OF RISK (UNAUDITED)
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
Annual Shareholder Report

At March 31, 2014, the diversification of countries was as follows:
Country	Percentage of Net Assets
Russia	12.4%
Indonesia	10.4%
Brazil	6.5%
Turkey	4.5%
Nigeria	4.1%
Serria Leone	3.9%
Angola	3.3%
India	3.3%
Azerbaijan	3.1%
Cayman Islands	2.5%
Ukrainian SSR	2.5%
United States	2.5%
Mexico	2.3%
Belize	2.2%
Ghana	2.1%
Romania	1.9%
Mongolia	1.7%
United Arab Emerates	1.7%
Mauritania	1.6%
Argentina	1.4%
Bangladesh	1.3%
Botswana	1.3%
Singapore	1.2%
Netherlands	1.1%
Australia	1.0%
Belgium	1.0%
Colombia	1.0%
Kazakhstan	1.0%
Philippines	1.0%
Swaziland	0.9%
Tanzania	0.9%
Niger	0.8%
Chile	0.7%
Macedonia	0.7%
United Kingdom	0.6%
South Africa	0.5%
Jamaica	0.2%
Egypt	0.1%
Gabon	0.1%
Annual Shareholder Report

8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2014, there were no outstanding loans. During the year ended March 31, 2014, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2014, there were no outstanding loans. During the year ended March 31, 2014, the program was not utilized.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended March 31, 2014, the amount of long-term capital gains designated by the Fund was $294,860.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF The FEDERATED Core TRUSt III AND The SHAREHOLDERS OF Federated Project and trade finance core Fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Project and Trade Finance Core Fund (the “Fund”), a series of the Federated Core Trust III, as of March 31, 2014, and the related statement of operations and cash flows for the year then ended, the statement of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended and for the period from August 26, 2009 (commencement of investment operations) through March 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2014 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Project and Trade Finance Core Fund as of March 31, 2014, the results of its operations and its cash flows, the changes in its net assets, and the financial highlights for the periods described above, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
May 27, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period[1]
Actual	$1,000.00	$1,012.60	$0.75
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.18	$0.76
1	Expenses are equal to the Fund's annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: February 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: February 2008	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: February 2008	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: February 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: February 2008	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: February 2008	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: February 2008	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: February 2008	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2008	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: February 2008	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: February 2008	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Chris McGinley Birth Date: July 28, 1978 Vice President Officer since: June 2012 Portfolio Manager since: December 2009	Principal Occupations: Chris McGinley has been the Fund's Portfolio Manager since December 2009. He is Vice President of the Trust with respect to the Fund. Mr. McGinley joined Federated in 2004 as an associate research analyst in the international fixed-income department. He became an Assistant Vice President of the Fund's Adviser in 2005. Mr. McGinley worked in Senator Rick Santorum's office in 2001 and from 2002 to 2004 he served as Legislative Correspondent for Senator Santorum. Mr. McGinley earned his B.S. and received his M.P.I.A. from the University of Pittsburgh.
Ihab Salib Birth Date: December 14, 1964 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: August 2009	Principal Occupations: Ihab Salib has been a Portfolio Manager of the Fund since August 2009. He is Vice President of the Trust with respect to the Fund. Mr. Salib joined Federated in April 1999 as a Senior Fixed-Income Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's Adviser and in January 2007 he was named a Senior Vice President of the Fund's Adviser. He has served as a Portfolio Manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Project and Trade Finance Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year period. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. Although the Adviser charges the Fund an investment advisory fee for its services, the Adviser has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero. The Adviser or its affiliates may, however, receive compensation for managing assets invested in the Fund.
The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
As previously noted, the Adviser charges the Fund an investment advisory fee for its services but has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero; however, the Board did consider compensation and benefits received by the Adviser and subadviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the
Annual Shareholder Report

Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund outperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-year period.
Because the Fund's expenses will remain at zero due to waiver of the investment advisory fee and/or reimbursement of other expenses, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no net advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Annual Shareholder Report

The Fund is not a bank deposit or obligation, is not guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Project and Trade Finance Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31415N103
Q450320 (5/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $93,000

Fiscal year ended 2013 – $123,000

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 – $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 – $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

4(c)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

4(d)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $20,770

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 20, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 20, 2014